As filed with the Securities and Exchange Commission on May 26, 2006


                   Investment Company Act File number 811-4922


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                   CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1: SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
MARCH 31, 2006
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity                Value               Standard
  Amount                                                                          Date      Yield      (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Put Bonds (b) (1.23%)
------------------------------------------------------------------------------------------------------------------------------------
$  2,000,000   Plaquemines, LA Port, Harbor and Terminal
               District Port Facilities RB
               (International Marine Terminal Project) - Series A
               LOC KBC Bank N.V.                                                03/15/07    3.50%    $ 1,998,090     P-1      A-1
     760,000   Pooled Puttable Floating Options Tax Exempt Receipts -
               Series PPT-33
               LOC Merrill Lynch & Company, Inc.                                01/01/32    3.30         760,000    VMIG-1    A-1+
------------                                                                                         -----------
   2,760,000   Total Put Bonds                                                                         2,758,090
------------                                                                                         -----------

Tax Exempt Commercial Paper (3.57%)
------------------------------------------------------------------------------------------------------------------------------------
$  3,000,000   Port of Oakland, CA - Series E
               LOC BNP Paribas/Lloyds TSB Bank, N.V.                            05/31/06    3.21%    $ 3,000,000     P-1      A-1+
   3,000,000   Regents of the University of California                          06/06/06    3.27       3,000,000     P-1      A-1+
   2,000,000   Regents of the University of California                          06/07/06    3.21       2,000,000     P-1      A-1+
------------                                                                                         -----------
   8,000,000   Total Tax Exempt Commercial Paper                                                       8,000,000
------------                                                                                         -----------

Tax Exempt General Obligation Notes & Bonds (18.52%)
------------------------------------------------------------------------------------------------------------------------------------
$  2,000,000   California Grant Joint Union High School District TRAN -
               Series 2005-6
               Guaranteed by BP PLC                                             12/06/06    4.50%    $ 2,016,509    SP-1+
   3,500,000   Dallas County, TX Richardson Independent School District -
               Series 2000
               Guaranteed by Texas PSF                                          04/01/06    2.75       3,500,000    VMIG-1    A-1+
   2,000,000   Gulf Coast Waste Disposal Authority RB, TX - Series 1992         10/01/06    2.00       1,982,830     P-1      A-1+
   1,000,000   Los Angeles, CA UFSD - Series E (c)                              07/01/06    2.74       1,003,080
   3,985,000   Merlot - Series 2005 A11 (Puerto Rico Infrastructure
               Finance Authority
               Special Tax Revenue Refunding Bonds - Series 2005C)
               Insured by FGIC                                                  07/05/06    2.75       3,977,082    VMIG-1
   3,850,000   Milpitas, CA Unified School District TRAN - Series 2005          07/06/06    4.00       3,864,012    SP-1+
   2,300,000   Mountain View, Los Altos, CA Unified High School District TRAN
               - Series 2005                                                    07/06/06    4.00       2,307,952    SP-1+
   5,000,000   Plaquemines, LA Port, Harbor and Terminal District
               Port Facilities RB
               (Chevron Pipeline Company Project) - Series 1984A
               Guaranteed by Chevron Corp.                                      09/01/06    3.00       5,000,000     P-1      A-1+
   6,520,000   Putters - Series 1080 (Anaheim, CA Public Finance Authority RB
               (City of Anaheim Electronic System Distribution Facilities) -
               Series 1999)
               Insured by AMBAC Assurance Corp.                                 06/22/06    3.55       6,520,000     P-1      A-1+
   3,000,000   San Diego CA County's School District TRAN - Series 2005A        07/14/06    4.00       3,011,820    MIG-1     SP-1+
   3,000,000   San Diego, CA Unified School District TRAN - Series A            07/24/06    4.00       3,012,402    MIG-1     SP-1+
   2,000,000   State of California, CA RAN                                      06/30/06    2.99       2,007,254    MIG-1     SP-1+
     750,000   State of Texas Public Finance Authority - Series 2003D(c)        10/01/06    2.50         747,044
   1,000,000   State of Texas TRAN - Series 2005                                08/31/06    4.50       1,006,063    MIG-1     SP-1+
   1,500,000   State of Texas TRAN - Series 2005                                08/31/06    4.50       1,508,368    MIG-1     SP-1+
------------                                                                                         -----------
  41,405,000   Total Tax Exempt General Obligation Notes & Bonds                                      41,464,416
------------                                                                                         -----------

Variable Rate Demand Instruments (d) (75.04%)
------------------------------------------------------------------------------------------------------------------------------------
$  3,000,000   California ABN AMRO Muni TOPs Certificates Trust
               (Sequioa Union Single Assets) - Series 2004-26
               Insured by MBIA Insurance Corp.                                  08/01/12    3.19%    $ 3,000,000    VMIG-1
   5,000,000   California ABN AMRO Muni TOPs Certificates Trust
               (Sequioa Union Single Assets) - Series 2003-2
               Insured by MBIA Insurance Corp.                                  01/01/10    3.19       5,000,000    VMIG-1
   3,500,000   California Association for Bay Area Government Nonprofit Corp.
               (Jewish Community Center Project) - Series 2002
               LOC Allied Irish Banks, PLC / Bank of New York                   11/15/31    3.14       3,500,000    VMIG-1
   5,300,000   California Association for Bay Area Government Nonprofit Corp.
               (Valley Christian Schools)
               LOC Bank of America, N.A.                                        11/01/32    3.17       5,300,000    VMIG-1
   3,000,000   California GO Bonds - Series 1996
               (Societe Generale Municipal Security Trust Receipts) -
               Series SGB7
               Insured by FGIC                                                  09/01/21    3.20       3,000,000              A-1+
   1,210,000   California HFFA RB (Adventist Hospital) - Series A
               LOC U.S. Bank, N.A.                                              08/01/21    3.18       1,210,000    VMIG-1    A1+
   3,540,000   California Infrastructure & Economic Development Bank RB
               (San Francisco Ballet Association Project) - Series 2002
               LOC Allied Irish Banks PLC                                       07/01/32    3.17       3,540,000    VMIG-1
   3,800,000   California State Department of Water Resources
               Power Supply RB - Series 2002B-6
               LOC State Street Bank & Trust Company                            05/01/22    3.10       3,800,000    VMIG-1    A-1+
   6,900,000   California State Department of Water Resources
               Power Supply RB - Series 2002C-15
               LOC Bank of Nova Scotia                                          05/01/22    3.14       6,900,000    VMIG-1    A-1+
   4,400,000   California State Department of Water Resources
               Power Supply RB - Series 2002B-2
               LOC BNP Paribas                                                  05/01/22    3.07       4,400,000    VMIG-1    A-1+
  10,495,000   California State Department of Water Resources RB
               Power Supply - Series 2002C-4
               LOC JPMorgan Chase Bank, N.A. / California State
               Teachers Retirement System                                       05/01/22    3.18      10,495,000    VMIG-1    A-1+
   1,105,000   California State Department of Water Resources RB -
               Series 2005F-1
               LOC Lloyds PLC                                                   05/01/19    3.10       1,105,000    VMIG-1    A-1+
   5,000,000   California State GO Bonds - Series 2003B-3
               LOC BNP Paribas/ Bank of New York/California State Teachers
               Retirement System                                                05/01/33    3.17       5,000,000    VMIG-1    A-1+
   3,375,000   California State GO Refunding Bonds - Putters - Series 1131
               Insured by AMBAC Assurance Corp.                                 03/01/13    3.20       3,375,000              A-1
   1,000,000   California Statewide Communities Development Authority RB
               (North Peninsula Jewish Campus) - Series 2004
               LOC Bank of America, N.A.                                        07/01/34    3.14       1,000,000    VMIG-1
   4,585,000   California Statewide Communities Development Authority RB
               (Japanese American Museum) - Series 2000A
               LOC Allied Irish Banks, PLC                                      08/01/30    3.16       4,585,000              A-1
   1,220,000   Carlsbad, CA MHRB (Santa Fe Ranch Apartments Project) -
               Series 1993A
               Guaranteed by Federal Home Loan Mortgage Corporation             06/01/16    3.16       1,220,000    VMIG-1
   1,800,000   City of Pulaski and Giles County, TN IDRB
               (Martin Methodist College Project) - Series 2004
               LOC Amsouth Bank                                                 01/01/24    3.29       1,800,000    VMIG-1
   3,000,000   Clipper Tax-Exempt COPs - Series 2004-7 (California Non - AMT)
               Insured by MBIA Insurance Corp.                                  05/01/11    3.21       3,000,000    VMIG-1
   1,120,000   Colton, CA Redevelopment Agency 1985 Issue - Series A
               Guaranteed by Federal Home Loan Bank                             05/01/10    3.22       1,120,000              A-1+
   3,500,000   Connecticut State GO Bonds - Series 2001A                        02/15/21    3.18       3,500,000    VMIG-1    A-1+
   1,100,000   Dublin, CA MHRB (Park Sierra at Iron Horse Trail) - Series 1998A
               LOC KBC Bank, N. V.                                              06/01/28    3.20       1,100,000    VMIG-1
   4,400,000   Eagle Tax - Exempt Trust, J Series 20060041 Class A COPs
               (San Diego UFSD 2004 G.O. Bonds)
               Insured by FSA                                                   07/01/29    3.20       4,400,000              A-1+
   3,000,000   Golden State Tobacco Securitization Corporation RB TOCs Trust
               - Series 2004-B
               Insured by AMBAC Assurance Corp.                                 06/01/28    3.20       3,000,000              A-1
   7,458,000   Irvine, CA Improvement Bond Act-1915
               Assessment District # 03-19 - Series A
               LOC Bank of New York/California State Teachers Retirement System 09/02/29    3.10       7,458,000    VMIG-1
   1,000,000   Irvine, CA Improvement Bond Act-1915 Assessment District #04-20
               - Series A
               LOC KBC Bank, N. V.                                              09/02/30    3.10       1,000,000    VMIG-1
   3,660,000   Irvine, CA Improvement Bond Act - 1915 Assessment District #89-10
               LOC Bayerische Hypo - Vereins Bank, A.G.                         09/02/15    3.15       3,660,000    VMIG-1
   1,000,000   Irvine, CA Ranch Water District
               (1986 Capital Improvement Project) - Series C
               LOC Landesbank Baden Wurtemburg                                  08/01/16    3.16       1,000,000     P-1
     900,000  Irvine Ranch, CA Water District
              (Sewer Improvement District #284) - Series 1998A
              LOC Landesbank Hessen - Thoeringen Girozentrale                   11/15/13    3.16         900,000              A-1+
   1,000,000  Irvine Ranch, CA Water District #182 - Series A
              LOC Landesbank Hessen - Thoeringen Girozentrale                   11/15/13    3.16       1,000,000              A-1+
   1,000,000  Los Angeles, CA
              (Department of Water and Power System) - Series 2001B-3           07/01/34    3.13       1,000,000    VMIG-1    A-1+
   5,000,000  Los Angeles, CA
              (Department of Water and Power System) - Series 2002A-6           07/01/35    3.13       5,000,000    VMIG-1    A-1+
   3,300,000  Los Angeles, CA Housing Authority MHRB
              (Malibu Meadows Project) - Series 1998B
              Collateralized by Federal National Mortgage Association           04/15/28    3.14       3,300,000              A-1+
   1,200,000  Orange County, CA Apartments Development RB
              (Niguel Summit 1) - Series A
              Guaranteed by Federal Home Loan Mortgage Corporation              11/01/09    3.20       1,200,000    VMIG-1
   5,000,000  Orange County, CA
              Sanitation District COPs                                          02/01/36    3.13       5,000,000    VMIG-1    A-1+
   4,870,000  Puerto Rico Commonwealth Infrastructure Financing Authority
              Special Obligation Bonds - TOCs Trust - Series 2001-1             04/01/27    3.19       4,870,000              A-1+
   3,000,000  Rancho, CA Water District Finance Authority - Series 2001B
              Insured by FGIC                                                   08/01/31    3.10       3,000,000    VMIG-1
   4,000,000  Regents of the University of California Limited Project RB -
              Series 2005B
              (The Eagle Tax Exempt Trust, J Series 720050084)
              Insured by FSA                                                    05/15/38    3.20       4,000,000              A-1+
   2,000,000  ROCs II - R Trust - Series 185 (Commonwealth of Puerto Rico,
              Public Improvement Bonds of 2003 - Series A)
              Insured by FGIC                                                   07/01/16    3.19       2,000,000    VMIG-1
   3,000,000  ROCs II - R Trust - Series 534 (Sweetwater, CA Union Highschool
              District Election of 2000 G.O. Bonds - Series C)
              Insured by FSA                                                    08/01/29    3.20       3,000,000    VMIG-1
   3,395,000  Sacramento County, CA MHRB (Smoketree Apartments) - Series 1990A
              Collateralized by Federal National Mortgage Association           04/15/10    3.09       3,395,000              A-1+
   2,700,000  San Bernardino County, CA COPs
              (County Center Refinancing Project) - Series 1996
              LOC BNP Paribas                                                   07/01/15    3.14       2,700,000    VMIG-1    A-1+
   2,900,000  San Diego, CA COPs (San Diego Museum of Art)
              LOC Allied Irish Banks, PLC                                       09/01/30    3.28       2,900,000    VMIG-1
   5,500,000  San Francisco, CA (Filmore Center) - Series A-1
              Guaranteed by Federal Home Loan Mortgage Corporation              12/01/17    3.17       5,500,000              A-1+
   4,200,000  Santa Clara County, CA Hospital Facility RB
              (Valley Medical Center Project) - Series 1985A
              LOC State Street Bank & Trust Company                             08/01/15    3.17       4,200,000    VMIG-1
   1,675,000  Santa Clara County, CA MHRB
              (Grove Garden Apartments) - Series 1997A
              Collateralized by Federal National Mortgage Association           02/15/27    3.14       1,675,000              A-1+
   1,000,000  Simi Valley, CA MHRB (Lincoln Wood Ranch) - Series 1990
              Guaranteed by Federal Home Loan Mortgage Corporation              06/01/10    3.14       1,000,000              A-1+
   2,000,000  Southern California Public Power Authority
              (Southern Transmission Project) - Series 2000A
              Insured by FSA                                                    07/01/23    3.13       2,000,000    VMIG-1    A-1+
   5,155,000  State Public Works Board of the State of California
              Refunding Bonds Putters - Series 1175
              Insured By AMBAC Assurance Corp.                                  07/01/13    3.20       5,155,000              A-1
   2,000,000  The City of New York, NY GO Bonds, Fiscal 1994 - Series A-4
              LOC WestLB AG                                                     08/01/23    3.16       2,000,000    VMIG-1    A-1+
   2,945,000  Turlock Irrigation District, CA (ROCs II R Trust - Series 2035)
              Insured by MBIA Insurance Corp.                                   01/01/20    3.20       2,945,000              A-1+
   1,000,000  University of Kansas Hospital Authority RB
              (Kansas University Health System) - Series 2004
              LOC Harris Bank, N.A.                                             09/01/34    3.18%      1,000,000              A-1+
   1,800,000  Vallejo, CA Housing Authority MHRB
              (Crow Western Project Phase II) - Series 1985C
              LOC Bank of America, N.A.                                         01/01/08    3.19       1,800,000    VMIG-1
------------                                                                                        ------------
 168,008,000   Total Variable Rate Demand Instruments                                                168,008,000
------------                                                                                        ------------
Variable Rate Demand Instruments - Private Placements (d) (1.08%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,725,000   Redevelopment Agency of the City of Morgan Hill
               (Kent Trust Project) - Series 1984B
               LOC Comerica Bank                                                12/01/14    3.88%   $  1,725,000     P-1      A-1
     680,000   Redevelopment Agency of the City of Morgan Hill
               (Nob Hill Venture Investments) - Series 1984
               LOC Wells Fargo Bank, N.A.                                       12/01/09    3.88         680,000     P-1      A-1+
------------                                                                                        ------------
   2,405,000   Total Variable Rate Demand Instruments - Private Placements                             2,405,000
------------                                                                                        ------------
               Total Investments (99.44%) (cost $222,635,506)                                        222,635,506
               Cash and other assets, net of liabilities (0.56%)                                       1,262,812
                                                                                                    ------------
               Net Assets (100.00%)                                                                 $223,898,318
                                                                                                    ============
               Net asset value, offering and redemption price per share:
               Class A Shares,  158,406,111 shares outstanding                                      $       1.00
                                                                                                    ============
               Class B Shares,   20,505,143 shares outstanding                                      $       1.00
                                                                                                    ============
               Advantage Shares, 45,196,619 shares outstanding                                      $       1.00
                                                                                                    ============

FOOTNOTES:

Note 1 Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount is accreted or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated for the put bonds is the next put date.

(c) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
   AMT    =   Alternate Minimum Tax                 MHRB   =   Multi-Family Housing Revenue Bond
   COPs   =   Certificates of Participation         RAN    =   Revenue Anticipation Note
   FGIC   =   Financial Guaranty Insurance Company  RB     =   Revenue Bond
   FSA    =   Financial Security Assurance          ROC    =   Reset Option Certificate
   GO     =   General Obligation                    TOCs   =   Tender Option Certificates
   HFFA   =   Health Facility Finance Authority     TOPs   =   Tender Option Puts
   IDRB   =   Industrial Development Revenue Bond   TRAN   =   Tax and Revenue Anticipation Note
   LOC    =   Letter of Credit                      UFSD   =   Unified School District

ITEM 2:    CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.


ITEM 3:    EXHIBITS

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) California Daily Tax Free Income Fund, Inc.


By (Signature and Title)*        /s/Rosanne Holtzer
                                    Rosanne Holtzer, Secretary


Date: May 26, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Steven W. Duff
                                    Steven W. Duff, President

Date:  May 26, 2006

By (Signature and Title)*        /s/Anthony Pace
                                    Anthony Pace, Treasurer

Date:  May 26, 2006

* Print the name and title of each signing officer under his or her signature.